CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Current assets:
Cash and cash equivalents	$ 4,756
Short-term investments	25,999
Accounts receivable, net	12,154
Prepaids and other current assets	15,463
Total current assets	58,372
Property and equipment, net	708
Goodwill	7,535
Intangible assets, net	1,120
Operating lease right-of-use assets	890
Other noncurrent assets	4,146
Total assets	72,771
Current liabilities:
Accounts payable	3,267
Accrued expenses	8,902
Operating lease liabilities	496
Long-term debt, current	122
Deferred revenue	26,236
Total current liabilities	39,023
Long-term debt, net of current	14,622
Operating lease liabilities, net of current	433
Deferred revenue, net of current	5,321
Warrant liabilities	1,749
Total liabilities	61,148
Commitments and contingencies
Convertible preferred shares, par value of $0 per share; 0 and 41,883,053 shares issued and outstanding as of March 31, 2023 and September 30, 2022	206,969
Stockholders' equity (deficit):
Additional paid-in-capital	11,482
Accumulated deficit	(197,523)
Accumulated other comprehensive income (loss)	(9,305)
Total stockholders' equity (deficit)	(195,346)	$ (151,057)
Total liabilities, convertible preferred shares and stockholders' equity (deficit)	72,771
Mariadb Corporation Ab
Current assets:
Cash and cash equivalents	4,756	6,907
Short-term investments	25,999
Accounts receivable, net	12,154	11,692
Prepaids and other current assets	15,806	4,676
Total current assets	58,715	23,275
Property and equipment, net	708	926
Goodwill	7,535	4,649
Intangible assets, net	1,120	706
Operating lease right-of-use assets	890	1,645
Other noncurrent assets	1,006	472
Total assets	69,974	31,673
Current liabilities:
Accounts payable	3,267	1,938
Accrued expenses	8,902	6,774
Operating lease liabilities	496	658
Long-term debt, current	122	11,723
Deferred revenue	26,236	25,091
Total current liabilities	39,023	46,184
Long-term debt, net of current	14,622	17,513
Operating lease liabilities, net of current	433	1,035
Deferred revenue, net of current	5,321	8,118
Warrant liabilities	1,749	5,303
Total liabilities	61,148	78,153
Commitments and contingencies
Convertible preferred shares, par value of $0 per share; 0 and 41,883,053 shares issued and outstanding as of March 31, 2023 and September 30, 2022	206,969	106,226
Stockholders' equity (deficit):
Common share, par value of $0 per share; 60,764,711 and 51,107,130 shares issued and outstanding as of September 30, 2022 and 2021	0	0
Additional paid-in-capital	11,482	6,440
Accumulated deficit	(200,320)	(151,669)
Accumulated other comprehensive income (loss)	(9,305)	(7,477)
Total stockholders' equity (deficit)	(198,143)	(152,706)
Total liabilities, convertible preferred shares and stockholders' equity (deficit)	$ 69,974	$ 31,673